Critical accounting judgements and key sources of estimation uncertainty - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 4,064	£ 4,000
Probability weighted relative to base case
Disclosure of changes in accounting estimates [line items]
Increase in credit loss	372	221
Management adjustments
Disclosure of changes in accounting estimates [line items]
Increase in credit loss	796	1,278
Impairment charge (credit) on drawn balances
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 3,839	£ 3,806